Stock Options - Additional information (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options
Number of options granted	1,712,073	431,763
Aggregate intrinsic value of outstanding options	$ 17,658,438	$ 15,510,235
Aggregate intrinsic value of exercisable options		$ 15,511,710	$ 13,242,315
2023 Performance Equity Plan
Stock Options
Number of options granted	0